Summary of the main accounting policies: Consolidation (Details)		12 Months Ended
	Oct. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary
Proportion of interest in subsidiary	60.00%
Aeropuerto de Cancun, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%	100.00%
Aeropuerto de Cozumel, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Aeropuerto de Mrida, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Aeropuerto de Huatulco, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Aeropuerto de Oaxaca, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Aeropuerto de Veracruz, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Aeropuerto de Villahermosa, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Aeropuerto de Tapachula, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Aeropuerto de Minatitln, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Cancun Airport Services, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Aerostar Airport Holdings, LLC
Subsidiary
Proportion of interest in subsidiary		60.00%	60.00%
Sociedad Operadora de Aeropuertos Centro Norte, S.A.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
RH Asur, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Servicios Aeroportuarios del Sureste, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Asur FBO, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Caribbean Logistics, S. A. de C. V.
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%
Cargo RF, S. A. de C. V
Subsidiary
Proportion of interest in subsidiary		100.00%	100.00%